INVESTMENT IN PC GOLD INC (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INVESTMENT IN PC GOLD INC
Investments, Balance, beginning of period	$ 21,572	$ 21,570
Equity income/(loss)	(45)	2
Balance, Ending of period	$ 21,527	$ 21,572